Inventories - Inventory Reserve Rollforward (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventories [Abstract]
Beginning balance	$ 144	$ 143
Additions	127	104
Written-off and scrapped	(36)	(31)
Elimination of reserves upon sale of inventory	(90)	(45)
Ending balance	$ 143	$ 115